Leases (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Leases [Abstract]
Rent expense	$ 1,273	$ 1,520	$ 3,092	$ 2,456	$ 2,415